Change in Fiscal Year End (Details) (HKD) In Thousands, except Share data, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Condensed Financial Statements, Captions [Line Items]
Revenues	933,888	911,294	1,207,811	1,167,115	1,313,818	1,291,223
Cost of revenues	(807,104)	(801,413)	(905,280)	(899,400)	(1,144,971)	(1,142,653)
Gross profit	126,784	109,881	302,531	267,715	168,847	148,570
Operating expenses, net
Selling, general and administrative expenses	(66,330)	(56,498)	(152,912)	(166,969)	(94,743)	(81,557)
Other income	6,266	1,600	7,737	2,508	7,098	2,431
Write-off of property, plant and equipment	(4,058)	(690)	(442)	(14,920)	(4,058)	(690)
Gain/(loss) on disposal of property, plant and equipment	1,898	829	5,420	(2,836)	2,007	938
Total operating expenses, net	(62,224)	(54,759)	(111,072)	(182,217)	(89,696)	(78,878)
Income from operations	64,560	55,122	191,459	85,498	79,151	69,692
Interest income	166	172	1,530	276	212	218
Interest expense	(1,559)	(1,880)	(1,688)	(1,160)	(2,374)	(2,695)
Income before income tax expense	63,167	53,414	191,301	84,614	76,989	67,215
Income tax expense	(3,344)	(13,379)	(23,480)	(3,734)	(6,777)	(16,811)
Net income	59,823	40,035	167,821	80,880	70,212	50,404
Other comprehensive income
Foreign currency translation adjustment	(990)	7,157	(7,764)	3,377	(911)	7,408
Comprehensive income attributable to Plastec Technologies, Ltd.	58,833	47,192	160,057	84,257	69,301	57,812
Net income per share
Weighted average number of ordinary shares (in shares)	14,303,544	16,540,951	12,938,128	13,503,623	14,446,515	15,944,233
Weighted average number of diluted ordinary shares (in shares)	14,303,544	16,540,951	12,938,128	13,503,623	14,446,515	15,944,233
Basic income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	4.2	2.4	13.0	6.0	4.9	3.2
Diluted income per share attributable to Plastec Technologies, Ltd. (in dollars per share)	4.2	2.4	13.0	6.0	4.9	3.2